CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 3,854	$ 6,983
Trade accounts receivable	806	489
Contract Assets	6,015	1,954
Other current assets	3,419	6,857
Inventory	685	675
Total current assets	14,779	16,958
NON-CURRENT ASSETS:
Right-of-use assets	3,147	3,697
Property, plant and equipment, net	972	990
Investment in Jet Talk	2,137	4,036
Other non-current assets	271	265
Total non-current assets	6,527	8,988
TOTAL ASSETS	21,306	25,946
CURRENT LIABILITIES:
Trade payables	8,522	7,151
Short term loans from financial institutions	6,334	2,161
Deferred revenues		612
ESA advance payments	15,270	14,382
Prepayment from Customer	1,504
Lease liabilities	989	932
Other accounts payable and accrued expenses	8,853	5,683
Related parties	2,149	327
Total current liabilities	41,472	30,921
NON-CURRENT LIABILITIES:
Long term loans from financial institutions	6,943	6,314
Lease liabilities	2,984	3,465
Loan from shareholder, net	4,533	4,212
Warrant Liabilities	1,392	1,118
Liability for royalties payable	1,368	1,596
Total non-current liabilities	17,220	16,705
SHAREHOLDERS' DEFICIT:
Share capital	4	4
Share premium	46,203	45,990
Capital reserves	226	(905)
Accumulated deficit	(83,819)	(66,769)
Total shareholders' deficit	(37,386)	(21,680)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 21,306	$ 25,946